Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including our NEOs. Following the Separation and Distribution in May 2024, the Company granted stock options to employees. Additionally, the Company has established a practice of granting new-hire option awards on a new hire’s employment start date. Moreover, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board of directors and at the first board meeting following each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy. The Company does not otherwise maintain any written policies on the timing of awards of stock options.
The Company does not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates, vesting dates or sale events for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including our NEOs. Following the Separation and Distribution in May 2024, the Company granted stock options to employees. Additionally, the Company has established a practice of granting new-hire option awards on a new hire’s employment start date. Moreover, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board of directors and at the first board meeting following each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy. The Company does not otherwise maintain any written policies on the timing of awards of stock options.
The Company does not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates, vesting dates or sale events for the purpose of affecting the value of executive compensation.
The following table sets forth informat
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Additionally, the Company has established a practice of granting new-hire option awards on a new hire’s employment start date. Moreover, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board of directors and at the first board meeting following each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy. The Company does not otherwise maintain any written policies on the timing of awards of stock options.
The Company does not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates, vesting dates or sale events for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information for certain stock options granted to the Company’s named executive officers during 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Mark P. Lappe	5/30/2024	300,000	$15.86	$3,576,000	2.5%
Kelly D. Deck, C.P.A.	5/30/2024	175,000	$15.86	$2,086,000	2.5%
Brendan P. Eckelman, Ph.D.	5/30/2024	175,000	$15.86	$2,086,000	2.5%

Mark P. Lappe [Member] | Options to purchase common stock issued and outstanding
Awards Close in Time to MNPI Disclosures
Name	Mark P. Lappe
Underlying Securities	300,000
Exercise Price | $ / shares	$ 15.86
Fair Value as of Grant Date | $	$ 3,576,000
Underlying Security Market Price Change	0.025
Kelly D. Deck, C.P.A. [Member] | Options to purchase common stock issued and outstanding
Awards Close in Time to MNPI Disclosures
Name	Kelly D. Deck, C.P.A.
Underlying Securities	175,000
Exercise Price | $ / shares	$ 15.86
Fair Value as of Grant Date | $	$ 2,086,000
Underlying Security Market Price Change	0.025
Brenden P. Eckelman, Ph.D. [Member] | Options to purchase common stock issued and outstanding
Awards Close in Time to MNPI Disclosures
Name	Brendan P. Eckelman, Ph.D.
Underlying Securities	175,000
Exercise Price | $ / shares	$ 15.86
Fair Value as of Grant Date | $	$ 2,086,000
Underlying Security Market Price Change	0.025